Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Reconciliation of income tax expense
The following table provides a reconciliation of income tax expense:

In millions	Year ended December 31,	2020	2019	2018
Canadian statutory federal tax rate		15%	15%	15%
Income tax expense at the Canadian statutory federal tax rate		$682	$814	$852
Income tax expense resulting from:
Provincial and foreign income taxes (1)		416	551	535
Income tax adjustments due to rate enactments and tax law changes (2)		(141)	(112)	—
Gain on disposals (3)		(1)	(6)	(51)
Other (4)		26	(34)	18
Income tax expense		$982	$1,213	$1,354
Net cash payments for income taxes		$353	$822	$776
(1)    Includes mainly the impact of Canadian provincial taxes and U.S. federal and state taxes.
(2)    Includes income tax recoveries (current or deferred as appropriate) resulting from the enactment of provincial, U.S. federal, and state corporate income tax laws and/or rates.
(3)    Relates to the permanent differences arising from lower capital gain tax rates on the gain on disposal of the Company's properties in Canada.
(4)    Includes adjustments relating to the filing or resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, excess tax benefits, and other items.

Tax information on a domestic and foreign basis
The following table provides tax information on a domestic and foreign basis:

In millions	Year ended December 31,	2020	2019	2018
Income before income taxes
Domestic		$3,637	$4,162	$4,400
Foreign		907	1,267	1,282
Total income before income taxes		$4,544	$5,429	$5,682
Current income tax expense (recovery)
Domestic		$616	$608	$818
Foreign		(121)	36	9
Total current income tax expense		$495	$644	$827
Deferred income tax expense
Domestic		$389	$423	$419
Foreign		98	146	108
Total deferred income tax expense		$487	$569	$527

Significant components of deferred income tax assets and liabilities
The following table provides the significant components of deferred income tax assets and liabilities:

In millions	December 31,	2020	2019
Deferred income tax assets
Pension liability		$145	$137
Lease liabilities		126	127
Net operating losses and tax credit carryforwards (1)		70	234
Personal injury and other claims		68	61
Other postretirement benefits liability		59	59
Compensation reserves		41	51
Other		69	69
Total deferred income tax assets		$578	$738
Deferred income tax liabilities
Properties		$8,321	$8,222
Pension asset		203	88
Operating lease right-of-use assets		118	131
Unrealized foreign exchange gains		45	15
Other		162	126
Total deferred income tax liabilities		$8,849	$8,582
Total net deferred income tax liability		$8,271	$7,844
Total net deferred income tax liability
Domestic		$4,612	$4,184
Foreign		3,659	3,660
Total net deferred income tax liability		$8,271	$7,844
(1)    As at December 31, 2020, the Company had net interest expense deduction carryforwards of $100 million which are available to offset future U.S. federal and state taxable income over an indefinite period. In addition, the Company had net operating loss carryforwards of $462 million for U.S. state tax purposes which are available to offset future U.S. state taxable income and are expiring between the years 2021 and 2040. The Company also had net operating loss carryforwards of $92 million for Canadian federal and provincial tax purposes, which are available to offset future Canadian federal and provincial taxable income and are expiring between the years 2031 and 2039.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions
The following table provides a reconciliation of unrecognized tax benefits on the Company's domestic and foreign tax positions:

In millions	Year ended December 31,	2020	2019	2018
Gross unrecognized tax benefits at beginning of year		$62	$74	$74
Increases for:
Tax positions related to the current year		17	5	12
Tax positions related to prior years		28	—	2
Decreases for:
Tax positions related to prior years		(15)	(17)	(13)
Settlements		—	—	(1)
Gross unrecognized tax benefits at end of year		92	62	74
Adjustments to reflect tax treaties and other arrangements		(25)	(2)	(5)
Net unrecognized tax benefits at end of year		$67	$60	$69